Concentration of risk (Details Narrative) - 6 months ended Jun. 30, 2026	USD ($)	CNY (¥)
Risks and Uncertainties [Abstract]
FDIC limit	$ 73,412	¥ 500,000
Credit risk description	As of June 30, 2026, cash balance of RMB 164,155,586 (USD 24,101,893) was deposited with financial institutions located in China, of which RMB 136,664,394 (USD 20,065,541) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 800,000 (approximately USD 102,019) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2026, cash balance of RMB 310,609,175 (USD 45,604,718) was maintained at financial institutions in Hong Kong, of which RMB 304,256,487 (USD 44,671,995) was subject to credit risk. In Singapore, the insurance coverage of each bank is SGD 100,000 (approximately USD 77,236). As of June 30, 2026, cash balance of RMB 702,460,397 (USD 103,137,676) was maintained at financial institutions in Singapore, of which RMB 700,536,070 (USD 102,855,140) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of June 30, 2026, cash balance of USD 7,642,623 (RMB 52,053,140) was deposited with a financial institution located in US, of which USD 6,847,935 (RMB 46,640,604) was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.